Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) shares	Mar. 31, 2022	Sep. 30, 2021	Nov. 02, 2021 shares	Feb. 19, 2021 CNY (¥)	Aug. 31, 2019
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars) | $	$ 25,000,000
Warrant exercisable per share (in Dollars per share) | $ / shares	$ 10
Public offering percentage	125.00%
Equity non-controlling interest percentage			1.00%	1.00%
Wenzhou Hongshun [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage			99.00%
Wenzhou Hongshun [Member] | Non-controlling interests [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage			99.00%
Di Wang [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage			1.00%
Di Wang [Member] | Non-controlling interests [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage			1.00%
Huadi Steel [Member]
Shareholders' Equity (Details) [Line Items]
Equity interest percentage							99.00%
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares) | shares	3,125,000
Price per share (in Dollars per share) | $ / shares	$ 8
Issued warrants percentage	6.00%
Warrants on cashless exercise shares (in Shares) | shares					65,232
Huadi Steel [Member]
Shareholders' Equity (Details) [Line Items]
Investment paid (in Yuan Renminbi) | ¥						¥ 99
Wenzhou Hongshun [Member]
Shareholders' Equity (Details) [Line Items]
Investment paid (in Yuan Renminbi) | ¥						32
Di Wang [Member]
Shareholders' Equity (Details) [Line Items]
Investment paid (in Yuan Renminbi) | ¥						¥ 1
Henry He Huang [Member]
Shareholders' Equity (Details) [Line Items]
Shares of common stock (in Shares) | shares		2,000
Fair value (in Dollars) | $		$ 16,000